Investment Partners Opportunities Fund
FUND SUMMARY
Investment Objective:
The Fund's primary investment objective is to provide positive absolute returns.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your broker or other financial professional and in How to Purchase Shares on page 10 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investment Partners Opportunities Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investment Partners Opportunities Fund Class A
Management Fees	1.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.20%
Acquired Fund Fees and Expenses	0.44%	[1]
Total Annual Fund Operating Expenses	3.79%
Fee Waiver and/or Expense Reimbursement	(1.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.59%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until December 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser) will not exceed 2.15% of the Fund's Class A shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Investment Partners Opportunities Fund | Class A | USD ($)	822	1,563	2,321	4,299

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2014, the Fund’s portfolio turnover rate was 76%.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund's investment objectives by investing in a combination of (i) equity securities, (ii) fixed-income securities, (iii) other investment companies, (iv) cash equivalents, and (v) writing covered call options using the adviser's proprietary tactical asset allocation and security selection methodology. The Fund's adviser selects securities from issuers of any market capitalization, credit quality or country. The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds. High yield bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"). Such securities are considered speculative investments that carry greater risk of default. While the adviser reviews and considers investment opportunities in all sectors, over time, the adviser has traditionally paid and intends to continue to pay particular attention to value investment opportunities in the natural resources, energy, health care, and technology sectors.

The Fund defines equity securities as common and preferred stock, income trusts, interests in publicly traded partnerships and real estate investment trusts ("REITs"); and defines other investment companies as open-end funds ("mutual funds"), closed-end funds and exchange traded funds ("ETFs") each of which invest primarily in equities or fixed income securities. Income trusts are investment trusts that hold assets which are income producing. The income is passed on to the unit holders. Each income trust has an operating risk based on its underlying business. Publicly traded partnerships (“PTPs”) are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate.

The Fund's adviser buys securities that it believes are undervalued and writes options on securities that it believes are overvalued. The adviser will sell these securities and cover (buy back) options when it believes that they have reached their target price or more compelling investments are available. Depending on market conditions, the adviser, in its absolute discretion may choose to emphasize or avoid a particular sector in furtherance of the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will seek to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Covered Call Option Risk. When the Fund writes call options on its portfolio securities it limits its opportunity to participate in the gains on the securities on which the options are written. Consequently, the Fund could significantly underperform funds which do not write covered call options.

• Fixed Income Risk. When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance. The Fund’s investments in junk bonds carry a higher risk of default than higher rated securities.

• Foreign Risk. When the Fund invests in foreign securities directly or through American Depositary Receipts (“ADRs”), the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Foreign securities typically have less financial disclosure than U.S. securities and may expose the Fund to tax, currency exchange rate and repatriation risks.

• Income Trust Risk. A trust can reduce or even eliminate distributions which may trigger sharp losses in a unit’s market value. In an increasing interest rate environment, a trust could suffer both declining yield and substantial loss of unitholder value. If the value of a trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trust.

• Management Style Risk. The adviser’s judgments about the potential appreciation of a particular security or currency in which the Fund invests or calls it writes may prove to be incorrect.

• Other Investment Company Risk. Mutual funds, closed-end funds and ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

• Publicly Traded Partnership Risk. If the government were to change the requirements of or recognition of the PTP business structure, yields to unitholders would decline. During increases in interest rates, PTP returns to shareholders may decrease.

• REIT Risk. Investments in the real estate industry may be subject to substantial fluctuations and declines due to general and local economic conditions, including overbuilding, increases in property taxes, changes in zoning laws, regulatory limitations on rents and changes in demographics.

• Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

• Small-Cap and Mid-Cap Risk. Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.InvestmentPartnersFunds.com or by calling 1-866-390-0440.

Performance Bar Chart For Calendar Years Ended December 31 Return does not reflect sales charge and would be lower if it did.

Best Quarter Ended:	9/30/13	7.07%
Worst Quarter Ended:	9/30/11	(13.09)%

Performance Table Average Annual Total Returns (For period ended December 31, 2014)
Average Annual Total Returns - Investment Partners Opportunities Fund		Label	One Year	Since Inception	Inception Date
Class A		Return before taxes	(12.72%)	(0.74%)	Jan. 15, 2010
Class A | Return after taxes on distributions			(13.16%)	(1.24%)
Class A | Return after taxes on distributions and sale of Fund shares			(7.20%)	(0.65%)
S&P 500 Total Return Index	[1]		13.69%	15.14%
S&P North American Natural Resources Sector Index Total Return	[2]		(9.77%)	3.61%
[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.
[2]	The S&P North American Natural Resources Index provides investors with a benchmark that represents U.S. traded securities that are classified under the GICS energy and materials sector excluding the chemicals industry; and steel sub-industry.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).